Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 28, 2018	Sep. 24, 2018	Aug. 24, 2018	Aug. 12, 2018	Jun. 20, 2018	May 31, 2018	Apr. 20, 2018	Jan. 24, 2018	Dec. 22, 2017	Dec. 22, 2017	Oct. 12, 2017	May 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2018	Dec. 30, 2017
Common stock, voting rights																	The Company’s common stock confer upon their holders the following rights: The right to participate and vote in the Company’s stockholder meetings, whether annual or special. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote; The right to a share in the distribution of dividends, whether in cash or in the form of bonus shares, the distribution of assets or any other distribution pro rata to the par value of the shares held by them; The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the shares held by them.		The Company’s common stock confer upon their holders the following rights: The right to participate and vote in the Company’s stockholder meetings, whether annual or special. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote; The right to a share in the distribution of dividends, whether in cash or in the form of bonus shares, the distribution of assets or any other distribution pro rata to the par value of the shares held by them; The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the shares held by them.
Preferred stock, shares authorized (in shares)																			32,000,000
Preferred stock, shares issued (in shares)																			0
Reverse stock split																			1-for-5
Common stock, par value (in dollars per share)	$ 0.01													$ 0.01			$ 0.01		$ 0.01	$ 0.01
Common stock, authorized	500,000,000													500,000,000			500,000,000		500,000,000	50,000,000
Preferred stock, par value (in dollars per share)																			$ 0.01
Preferred stock, authorized																			32,000,000
Number of shares isssued																	2,500,000
Proceeds from redeemable convertible preferred stock																	$ 2,325		$ 1,458
General and administrative expenses														$ 783		$ 2,705	$ 2,926	4,553	$ 10,817
Common stock, shares issued	6,568,500													6,568,500			6,568,500		11,868,619	4,361,094
Common stock, shares outstanding	6,568,500													6,568,500			6,568,500		11,868,619	4,361,094
Description of cancellation and exchange agreement								On April 20, 2018, the Company and OFI entered into a Cancellation and Exchange Agreement (the “Exchange Agreement”), pursuant to which OFI agreed to provide an additional $2,000 to the Company in exchange for 2,000,000 shares of the Company’s Series B Preferred Stock, subject to certain conditions set forth in the Exchange Agreement, including, among other things, the cancellation of 95,770 shares of the Company’s Series A Preferred Stock held by OFI in exchange for 5,382,274 shares of the Company’s common stock (the “OFI Shares”).
Equity-based compensation expense																$ 811	$ 5	$ 935
Number of shares issued, value																	$ 86
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock (in shares)
Cancellation of Series B preferred stock and related portion of common stock converted from Series B in exchange for issuance of Series D preferred stock (in shares)																	2,718
Restricted Stock [Member]
General and administrative expenses																			$ 2,364
Common Stock [Member]
Number of shares isssued																	271,000
Number of shares issued, value																	$ 3
Conversion of series B redeemable convertible preferred stock into common stock (in shares)																	2,965,301
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock (in shares)																	(5,628,291)
Cancellation of Series B preferred stock and related portion of common stock converted from Series B in exchange for issuance of Series D preferred stock (in shares)																	(2,965,301)
Mr. Dr. Yoav Ben-Dror [Member]
Notes payment terms			Per month
Mr. Johnson [Member]
Shares issued price per share (in dollars per share)					$ 0.32
Number of shares isssued																	271,000
Number of shares issued, value					$ 86
One Service Provider [Member] | Warrant [Member]
General and administrative expenses					$ 98
Number of warrant to purchase					446,429
Warrant term					5 years
Warrant exercise price (in dollars per share)					$ 0.28
First Contribution Agreement [Member] | Common Stock [Member]
Common stock, par value (in dollars per share)																			$ 0.01
Common stock, authorized																			879,234
Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member]
Principal amounts										$ 15,000,000	$ 15,000,000
Shares issued price per share (in dollars per share)										$ 1.00	$ 1.00
OFI Purchase Agreement [Member]
Description of modification of preferred stock							Consequently, 1,869,663 shares of Series B Preferred Stock of OFI have been converted.
Common stock, shares issued							1,869,663						1,869,663
Common stock, shares outstanding							2,965,301						2,965,301
Unconverted shares							11,868,619						11,868,619
Contribution Agreement [Member]
Preferred stock, shares authorized (in shares)																			50,000,000			5,000,000
Common stock, par value (in dollars per share)																			$ 0.01
Common stock, authorized																			500,000,000			50,000,000
Preferred stock, par value (in dollars per share)																			$ 0.01
Preferred stock, authorized																			50,000,000			5,000,000
Remediation Agreement [Member] | Common Stock [Member]
Number of shares isssued			5,628,291
Conversion of series B redeemable convertible preferred stock into common stock (in shares)			2,965,301
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock (in shares)			5,628,291
Employment Agreement [Member] | Mr. Dr. Yoav Ben-Dror [Member] | Restricted Stock [Member]
Shares issued price per share (in dollars per share)						$ 0.47
Number of shares isssued						400,000
Shares vesting period						3 years
Restricted stock expense						$ 188
General and administrative expenses						$ 16
Payout Notes [Member]
Notes interest rate												10.00%
Description of notes collateral												The Payout Notes were secured by a security interest in all of the properties, assets and personal property of the Company (the “Security Agreement”).
Notes maturity date												Oct. 12, 2018
Notes frequency periodic payment												Monthly Interest Payment
Payout Notes [Member] | Mr. Dolev Rafaeli [Member]
Principal amounts												$ 3,134
Payout Notes [Member] | Mr. Dennis M. McGrath [Member]
Principal amounts												978
Payout Notes [Member] | Mr. Yoav Ben-Dror [Member]
Principal amounts												$ 1,515
Payout Notes [Member] | First Contribution Agreement [Member]
Notes interest rate																			10.00%
Notes maturity term																			1 year
Description of notes conversion																			The principal would convert to shares of the Company’s Common Stock at the lower of (i) the Per Share Value or (ii) the VWAP with respect to on-exchange transactions in the Company’s Common Stock executed on the NASDAQ during the 30 trading days prior to the maturity date as reported by Bloomberg L.P.; provided, however, that the value of the Company’s Common Stock should in no event be less than $1.75 per share.
Description of notes collateral																			The Payout Notes would be secured by a security interest in all assets of the Company; provided, however, that such security interest would be subordinated to any (i) claims or liens to the holders of any debt (including mortgage debt) being assumed by the Company as a result of the transaction contemplated by the Agreement, and (ii) all post-closing indebtedness incurred by the Company or its subsidiaries.
Payout Notes [Member] | Stock Grant Agreement [Member]
Notes payment terms										The Company also agreed to make 12 monthly payments
Notes frequency periodic payment										monthly payments
Date of first required payment										Jan. 01, 2018
Number of shares issued upon conversion										5,628,291
Number of shares issued upon conversion, value										$ 5,626
Number of shares isssued										1,857,336
Payout Notes [Member] | Stock Grant Agreement [Member] | Mr. Dolev Rafaeli [Member]
Notes periodic payment										$ 7
Payout Notes [Member] | Stock Grant Agreement [Member] | Mr. Dennis M. McGrath [Member]
Notes periodic payment										21
Payout Notes [Member] | Stock Grant Agreement [Member] | Mr. Yoav Ben-Dror [Member]
Notes periodic payment										$ 10
10% Payout Notes Due on October 12, 2018 [Member] | Contribution Agreement [Member] | Mr. Dolev Rafaeli [Member]
Description of notes collateral												secured by a security interest in all of the Company's assets pursuant to a security agreement that the Company entered into with the Note Holders, and were convertible into shares of common stock.
Principal amounts												$ 3,100
10% Payout Notes Due on October 12, 2018 [Member] | Contribution Agreement [Member] | Mr. Dennis M. McGrath [Member]
Principal amounts												1,000
10% Payout Notes Due on October 12, 2018 [Member] | Contribution Agreement [Member] | Mr. Yoav Ben-Dror [Member]
Principal amounts												$ 1,500
10% Payout Notes Due on October 12, 2018 [Member] | Stock Grant Agreement [Member]
Notes frequency periodic payment										twelve (12) monthly payments
Date of first required payment										Jan. 01, 2018
Number of shares issued upon conversion										5,628,291
Number of shares isssued										1,857,336
10% Payout Notes Due on October 12, 2018 [Member] | Stock Grant Agreement [Member] | Mr. Dolev Rafaeli [Member]
Notes periodic payment										$ 21
10% Payout Notes Due on October 12, 2018 [Member] | Stock Grant Agreement [Member] | Mr. Dennis M. McGrath [Member]
Notes periodic payment										7
10% Payout Notes Due on October 12, 2018 [Member] | Stock Grant Agreement [Member] | Mr. Yoav Ben-Dror [Member]
Notes periodic payment										$ 10
Series A Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	3,000,000													3,000,000			3,000,000		3,000,000
Preferred stock, shares issued (in shares)	123,668													123,668			123,668		123,668
Preferred stock, voting rights																	Except as otherwise provided in the Series A Certificate of Designation or as otherwise required by law, the Convertible Series A Preferred Stock shall have no voting rights. However, as long as any shares of Convertible Series A Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Convertible Series A Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Convertible Series A Preferred Stock or alter or amend the Series A Certificate of Designation, (b) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (c) increase the number of authorized shares of Convertible Series A Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.		Except as otherwise provided in the Series A Certificate of Designation or as otherwise required by law, the Convertible Series A Preferred Stock shall have no voting rights. However, as long as any shares of Convertible Series A Preferred Stock are outstanding, we shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Convertible Series A Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Convertible Series A Preferred Stock or alter or amend the Series A Certificate of Designation, (b) amend the Company’s articles of incorporation or other charter documents in any manner that adversely affects any rights of the holders, (c) increase the number of authorized shares of Convertible Series A Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.
Preferred stock, conversion basis																			Each share of Convertible Series A Preferred Stock shall be convertible, at any time and from time to time from at the option of the holder thereof, into that number of shares of common stock determined by dividing $62.9575 by the Conversion Price. The Conversion Price for the Series A Convertible Preferred Stock is equal to $2.5183, subject to adjustment as described in the Series A Certificate of Designation.
Preferred stock, dividend payment terms																	Except for stock dividends or distributions for which adjustments are to be made, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Convertible Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Convertible Series A Preferred Stock.		Except for stock dividends or distributions for which adjustments are to be made, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Convertible Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Convertible Series A Preferred Stock.
Redeemable convertible preferred stock series B, redemption value	$ 3,288													$ 3,288			$ 3,288
Preferred stock, par value (in dollars per share)	$ 0.01													$ 0.01			$ 0.01		$ 0.01
Preferred stock, authorized	3,000,000													3,000,000			3,000,000		3,000,000
Number of shares isssued
Series A Preferred Stock [Member] | First Contribution Agreement [Member]
Common stock, par value (in dollars per share)																			$ 0.01
Common stock, authorized																			123,668
Series A Preferred Stock [Member] | Purchase Agreement [Member]
Number of shares issued upon conversion																			56.2
Conversion price (in dollars per share)																			$ 2.5183
Description of modification of preferred stock																			As modification for which the fair value of the Series A Shares shall be measured pre-and post-modification subject to the stockholders’ approval. Should the fair value change by greater than 10% as a result of the modification, any original Series A Shares will be considered extinguished with the incremental value reflected in expense. Should the modification not result in a greater than 10% change, the modification of the conversion feature for the Series A.
Series A Preferred Stock [Member] | Purchase Agreement [Member] | Subsequent Event [Member]
Conversion price (in dollars per share)							$ 1.12024						$ 1.12024
Redeemable Convertible Series B Preferred Stock [Member]
Common stock, voting rights											0.893
Redeemable convertible preferred stock series B, shares authorized (in shares)	0													0			0		15,000,000
Redeemable convertible preferred stock series B, voting rights																			each holder of Redeemable Convertible Series B Preferred Stock was entitled to cast the number of votes equal to the quotient of the aggregate investment amount invested to purchase Series B Preferred Stock divided by $1.12, the market value of the Company’s common stock on December 21, 2017, or approximately 0.893 votes per share (subject to certain conversion limitations described below). Except as provided by law or by the other provisions of the Series B Certificate of Designation, the holders were entitled to vote together with the holders of shares of common stock as a single class.
Redeemable convertible preferred stock series B, conversion basis													In the light of the above, on May 31, 2018, 1,869,663 shares of the Series B Preferred Stock along with pro-rata accrued dividends of <u>$XX</u> were considered under accounting rules to be automatically converted into 2,965,301 shares of common stock.						Each share of Redeemable Convertible Series B Preferred Stock plus accrued, but unpaid, dividends thereon (the “Aggregate Preference Amount”), was convertible, at any time and from time to time at the option of the holder thereof, into that number of shares of common stock determined by a formula (computed on the date of conversion), (i) the numerator of which is equal to the Aggregate Preference Amount and (ii) the denominator of which is equal to the quotient of the Conversion Price divided by $1.33. The “Conversion Price” for the Redeemable Convertible Series B Preferred Stock was adjusted to $0.8684 starting in February 2018, subject to adjustment as described in the Series B Certificate of Designation.
Redeemable convertible preferred stock series B, dividend payment terms																			Holders of shares of Redeemable Convertible Series B Preferred Stock were entitled receive cumulative dividends, pro rata among such holders, prior to and in preference to any dividend on the Company’s outstanding common stock at the per annum rate of 8% of the Series B Original Issue Price
Redeemable convertible preferred stock series B, redemption price per share (in dollars per share)										$ 1.00	$ 1.00								$ 1.33		$ 1.00
Redeemable convertible preferred stock series B, liquidation preference, value	$ 0													$ 0			$ 0		$ 1,503
Number of shares isssued
Conversion of series B redeemable convertible preferred stock into common stock (in shares)													2,965,301
Redeemable Convertible Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member]
Redeemable convertible preferred stock series B, conversion basis										Series B Original Issue Date and prior to such conversion date, would exceed 19.99% of the issued and outstanding shares of common stock (subject to adjustment for forward and reverse stock splits, recapitalizations and the like) (the “Issuable Maximum”).
Number of shares issued upon conversion									1.24789	1.24789
Number of shares isssued				100,000					2,225,000	1,500,000
Proceeds from redeemable convertible preferred stock				$ 100					$ 2,225	$ 1,500
Change in the fair value of the instrument																			$ 1,194
Direct and incremental issuance costs																			42
Conversion price (in dollars per share)									$ 1.00	$ 1.00	$ 1.00
Beneficial conversion feature										$ 372					$ 677
Redeemable Convertible Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Opportunity Fund I-SS, LLC (Investor) [Member] | Noncurrent Financial Liability [Member]
Redeemable convertible preferred stock series B, redemption value																			$ 5,584
Series C Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	7,485,627													7,485,627			7,485,627		0
Preferred stock, shares issued (in shares)	7,485,627													7,485,627			7,485,627		0
Preferred stock, par value (in dollars per share)	$ 0.01													$ 0.01			$ 0.01		$ 0.01
Preferred stock, authorized	7,485,627													7,485,627			7,485,627		0
Principal amounts			$ 0
Series C Preferred Stock [Member] | Remediation Agreement [Member]
Number of shares isssued			7,485,627
Cancellation of common stock issued to noteholders in exchange for issuance of Series C preferred stock (in shares)			7,485,627
Series D Preferred Stock [Member]
Preferred stock, shares authorized (in shares)	9,294,414													9,294,414			9,294,414		0
Preferred stock, shares issued (in shares)	6,371,336													6,371,336			6,371,336		0
Preferred stock, par value (in dollars per share)	$ 0.01													$ 0.01			$ 0.01		$ 0.01
Preferred stock, authorized	9,294,414													9,294,414			9,294,414		0
Principal amounts			$ 0
Series D Preferred Stock [Member] | OFI Purchase Agreement [Member]
Shares issued price per share (in dollars per share)			$ 0.65
Number of shares issued upon conversion																	1,500
Number of shares issued upon conversion, value			$ 100														$ 500
Number of shares isssued			6,217,490
Series D Preferred Stock [Member] | Remediation Agreement [Member]
Number of shares issued upon conversion		153,846
Number of shares issued upon conversion, value	$ 400	$ 100
Maximum investment amount	$ 2
Cancellation of Series B preferred stock and related portion of common stock converted from Series B in exchange for issuance of Series D preferred stock (in shares)	6,217,490
Series B Preferred Stock [Member]
Redeemable convertible preferred stock series B, redemption value			$ 0
Redeemable convertible preferred stock series B, market value			0
Proceeds from redeemable convertible preferred stock																	$ 2,325		$ 1,500
Aforementioned exchange amounted			0
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Number of shares isssued									2,225,000
Number of shares issued, value									$ 2,225
Series B Preferred Stock [Member] | OFI Purchase Agreement [Member]
Principal amounts			$ 15,000